As filed with the Securities and Exchange Commission on February 26, 2016

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22592

DoubleLine Opportunistic Credit Fund

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

c/o DoubleLine Capital LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

DoubleLine Opportunistic Credit Fund

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.1%
2,000,000	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	1,901,200
4,146,860	SoFi Professional Loan Program, Series 2013-1R	15.00%	#^¥@	12/17/2043	1,674,502

Total Asset Backed Obligations (Cost $5,864,310)					3,575,702

Collateralized Loan Obligations - 3.2%
1,000,000	Apidos Ltd., Series 2014-19A-D	4.07%	#^	10/17/2026	935,507
1,000,000	ARES Ltd., Series 2014-1A-SUB	0.00%	#^@	04/17/2026	532,442
500,000	Babson Ltd., Series 2014-3A-D2	4.72%	#^	01/15/2026	478,584
750,000	Babson Ltd., Series 2014-3A-E2	6.82%	#^	01/15/2026	629,990
1,000,000	BlueMountain Ltd., Series 2012-2A-C	3.11%	#^	11/20/2024	980,254
1,000,000	Brookside Mill Ltd., Series 2013-1A-D	3.37%	#^	04/17/2025	895,959
500,000	Cent Ltd., Series 2014-22A-C	4.09%	#^	11/07/2026	456,651
250,000	Finn Square Ltd., Series 2012-1A-C	4.19%	#^	12/24/2023	239,209
2,000,000	GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.52%	#^	04/17/2022	1,979,553
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D	3.97%	#^	10/22/2025	448,422
1,500,000	LCM LP, Series 11A-INC	5.52%	#^@	04/19/2022	777,192
500,000	Nautique Funding Ltd., Series 2006-1A-C	2.02%	#^	04/15/2020	490,236
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C	4.01%	#^	11/14/2026	465,192
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D	6.96%	#^	11/14/2026	901,785
500,000	Thacher Park Ltd., Series 2014-1A-D1	3.85%	#^	10/20/2026	465,559

Total Collateralized Loan Obligations (Cost $12,199,209)					10,676,535

Non-Agency Commercial Mortgage Backed Obligations - 6.4%
450,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	451,131
600,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	473,520
4,970,397	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.45%	#I/O	02/10/2048	470,154
500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-F	3.80%	#^	06/11/2027	495,099
1,127,250	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-E	3.75%	^	08/10/2047	820,300
1,288,300	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^	08/10/2047	728,662
2,415,590	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^¥	08/10/2047	747,867
5,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	#^¥	08/10/2047	–
550,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC19-D	2.87%	^	02/10/2048	414,103
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-E	3.65%	#^	10/13/2048	1,076,865
500,000	GS Mortgage Securities Corporation, Series 2006-GG8-AJ	5.62%		11/10/2039	496,769
500,000	GS Mortgage Securities Corporation, Series 2014-GC26-C	4.51%	#	11/10/2047	491,831
650,000	GS Mortgage Securities Corporation, Series 2014-GC26-D	4.51%	#^	11/13/2047	549,613
34,578,282	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.75%	#I/O	06/15/2045	2,185,500
3,488,650	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	#^	04/15/2047	2,665,677
1,938,200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	#^	04/15/2047	1,054,962
6,202,105	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	#^¥	04/15/2047	1,731,008
5,503,627	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.18%	#I/O	01/15/2048	358,671
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.85%	#^	02/15/2048	371,184
775,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.67%	#	11/15/2048	708,797
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15-D	4.90%	#^	04/15/2047	457,683
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	475,199
1,050,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/19/2048	749,796
804,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/17/2047	558,697
500,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AJ	5.44%		03/15/2044	496,654
525,000	Morgan Stanley Capital, Inc., Series 2014-CPT-G	3.45%	#^	07/13/2029	490,231
500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	501,382
554,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	5.95%	#	02/15/2051	565,448
467,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5-E	4.78%	#^	10/17/2045	402,884
747,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-D	3.76%	#	12/17/2048	592,021

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $23,426,300)					21,581,708

Non-Agency Residential Collateralized Mortgage Obligations - 44.9%
3,365,460	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.49%	#	03/25/2036	2,563,455
1,816,489	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	1,713,276
2,669,749	Banc of America Funding Corporation, Series 2006-A-4A1	2.84%	#	02/20/2036	2,271,722
5,269,567	BCAP LLC Trust, Series 2010-RR6-2216	4.18%	#^	06/26/2036	4,300,735
1,868,751	BCAP LLC Trust, Series 2010-RR6-6A2	9.30%	#^	07/26/2037	1,700,413
3,239,109	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	2,734,252
2,956,293	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	2,443,381
3,512,998	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	2,610,233
1,875,000	Citicorp Mortgage Securities, Inc., Series 2006-2-1A14	5.50%		04/25/2036	1,855,947
1,054,069	Citigroup Mortgage Loan Trust, Inc., Series 2006-8-A4	18.50%	#^I/F	10/25/2035	1,359,347
4,058,733	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-3A7	9.83%	^	01/25/2036	3,656,758
5,860,374	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-4A3	8.70%	#^	09/25/2035	5,603,179
4,460,054	CitiMortgage Alternative Loan Trust, Series 2007-A4-IA6	5.75%		04/25/2037	3,859,450
3,417,928	CitiMortgage Alternative Loan Trust, Series 2007-A6-IA16	6.00%		06/25/2037	3,003,411
2,308,617	Countrywide Alternative Loan Trust, Series 2005-85CB-2A5	1.52%	#	02/25/2036	1,835,828
487,543	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	20.09%	#I/F	02/25/2036	597,866
3,921,520	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-7A1	6.00%		12/25/2035	3,371,344
4,864,753	Credit Suisse Mortgage Capital Certificates, Series 2006-5-3A3	6.50%		06/25/2036	2,793,605
1,424,776	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	1,359,912
1,256,352	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	1,211,828
1,941,309	First Horizon Asset Securities, Inc., Series 2007-AR3-2A2	2.62%	#	11/25/2037	1,725,897
3,806,597	GSAA Home Equity Trust, Series 2007-8-A2	0.77%	#	08/25/2037	3,449,726
1,869,970	IndyMac Mortgage Loan Trust, Series 2005-AR1-2A1	2.89%	#	11/25/2035	1,705,561
2,996,084	IndyMac Mortgage Loan Trust, Series 2005-AR23-6A1	2.67%	#	11/25/2035	2,540,708
1,436,171	JP Morgan Alternative Loan Trust, Series 2006-S1-2A5	5.50%		02/25/2021	1,403,328
5,016,624	JP Morgan Resecuritization Trust, Series 2011-1-1A10	6.38%	#^	12/26/2036	4,525,963
5,629,656	JP Morgan Resecuritization Trust, Series 2011-1-2A10	6.00%	#^	06/26/2037	4,827,820
2,879,058	Lehman Mortgage Trust, Series 2007-10-1A1	6.00%		01/25/2038	2,870,153
2,813,623	Lehman Mortgage Trust, Series 2007-4-1A3	5.75%		05/25/2037	2,303,241
1,653,800	Lehman XS Trust, Series 2005-2-1A2	1.12%	#	08/25/2035	1,581,474
1,674,129	MASTR Asset Securitization Trust, Series 2007-2-A3	6.25%		01/25/2038	1,542,154
4,770,394	Nomura Resecuritization Trust, Series 2010-2RA-A2	5.50%	^	01/26/2036	4,492,060
2,576,380	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	2,254,332
2,442,948	Residential Accredit Loans, Inc., Series 2005-AS14-3A1	6.00%		09/25/2035	2,248,398
3,822,906	Residential Accredit Loans, Inc., Series 2005-QS13-2A3	5.75%		09/25/2035	3,472,381
2,825,383	Residential Accredit Loans, Inc., Series 2006-QS10-A1	6.00%		08/25/2036	2,331,561
3,287,814	Residential Accredit Loans, Inc., Series 2006-QS6-1A5	5.75%		06/25/2036	2,750,323
5,739,952	Residential Accredit Loans, Inc., Series 2006-QS7-A3	6.00%		06/25/2036	4,779,025
1,492,756	Residential Accredit Loans, Inc., Series 2007-QS1-1A1	6.00%		01/25/2037	1,262,235
6,044,545	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	4,872,465
2,534,173	Residential Accredit Loans, Inc., Series 2007-QS6-A1	0.75%	#	04/25/2037	1,595,467
2,682,906	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	2,218,343
577,297	Residential Accredit Loans, Inc., Series 2007-QS6-A2	52.07%	#I/F	04/25/2037	1,316,269
2,106,181	Residential Asset Securitization Trust, Series 2006-A6-1A12	6.68%	#I/FI/O	07/25/2036	740,498
2,082,510	Residential Asset Securitization Trust, Series 2006-A6-1A9	6.00%		07/25/2036	1,147,968
5,415,158	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	4,503,037
3,035,771	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	2,176,076
1,496,529	Residential Asset Securitization Trust, Series 2007-A8-1A3	6.00%		08/25/2037	1,284,182
3,157,341	Residential Funding Mortgage Securities Trust, Series 2006-S5-A9	6.00%		06/25/2036	2,903,015
1,776,892	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	1,629,892
2,146,813	Residential Funding Mortgage Securities Trust, Series 2007-S6-1A10	6.00%		06/25/2037	1,894,549
5,000,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B2	6.00%	#^	12/25/2065	5,030,986
2,852,558	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-2A2	2.61%	#	02/25/2036	2,533,140
6,541,000	Structured Asset Securities Corporation, Series 2005-11H-A3	5.50%		06/25/2035	6,252,378
5,471,096	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A4	4.66%	#	10/25/2036	3,353,742
5,164,851	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	4,977,627

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $144,314,974)					151,341,916

US Government / Agency Mortgage Backed Obligations - 57.1%
1,353,566	Federal Home Loan Mortgage Corporation, Series 3211-SI	26.28%	#I/FI/O	09/15/2036	1,161,502
2,822,871	Federal Home Loan Mortgage Corporation, Series 3236-ES	6.37%	#I/FI/O	11/15/2036	549,874
1,857,667	Federal Home Loan Mortgage Corporation, Series 3256-S	6.36%	#I/FI/O	12/15/2036	360,593
1,440,196	Federal Home Loan Mortgage Corporation, Series 3292-SD	5.77%	#I/FI/O	03/15/2037	218,842
11,892,307	Federal Home Loan Mortgage Corporation, Series 3297-BI	6.43%	#I/FI/O	04/15/2037	2,259,832
8,512,597	Federal Home Loan Mortgage Corporation, Series 3311-BI	6.43%	#I/FI/O	05/15/2037	1,463,474
8,308,753	Federal Home Loan Mortgage Corporation, Series 3311-IA	6.08%	#I/FI/O	05/15/2037	1,565,034
2,374,054	Federal Home Loan Mortgage Corporation, Series 3314-SH	6.07%	#I/FI/O	11/15/2036	349,605
553,976	Federal Home Loan Mortgage Corporation, Series 3317-DS	14.17%	#I/F‡	05/15/2037	700,685
2,143,648	Federal Home Loan Mortgage Corporation, Series 3330-KS	6.22%	#I/FI/O	06/15/2037	317,792
726,507	Federal Home Loan Mortgage Corporation, Series 3339-AI	6.22%	#I/FI/O	07/15/2037	97,599
5,568,199	Federal Home Loan Mortgage Corporation, Series 3339-TI	5.81%	#I/FI/O	07/15/2037	1,055,774
3,430,987	Federal Home Loan Mortgage Corporation, Series 3374-SD	6.12%	#I/FI/O	10/15/2037	592,411
1,662,292	Federal Home Loan Mortgage Corporation, Series 3382-SU	5.97%	#I/FI/O	11/15/2037	209,128
9,643,778	Federal Home Loan Mortgage Corporation, Series 3404-SA	5.67%	#I/FI/O	01/15/2038	1,619,373
1,335,435	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.32%	#I/FI/O	03/15/2038	155,680
8,723,878	Federal Home Loan Mortgage Corporation, Series 3435-S	5.65%	#I/FI/O	04/15/2038	1,363,704
1,606,410	Federal Home Loan Mortgage Corporation, Series 3508-PS	6.32%	#I/FI/O	02/15/2039	256,746
2,643,242	Federal Home Loan Mortgage Corporation, Series 3725-CS	5.67%	#I/FI/O	05/15/2040	378,302
6,797,652	Federal Home Loan Mortgage Corporation, Series 3728-SV	4.12%	#I/FI/O	09/15/2040	699,823
20,726,264	Federal Home Loan Mortgage Corporation, Series 3736-SN	5.72%	#I/FI/O	10/15/2040	3,653,835
7,876,533	Federal Home Loan Mortgage Corporation, Series 3753-SB	5.67%	#I/FI/O‡	11/15/2040	1,477,876
9,325,049	Federal Home Loan Mortgage Corporation, Series 3780-SM	6.17%	#I/FI/O	12/15/2040	1,793,159
3,570,442	Federal Home Loan Mortgage Corporation, Series 3815-ST	5.52%	#I/FI/O	02/15/2041	543,192
1,174,966	Federal Home Loan Mortgage Corporation, Series 3905-SC	21.53%	#I/F	08/15/2041	2,000,387
2,922,158	Federal Home Loan Mortgage Corporation, Series 3924-SJ	5.67%	#I/FI/O	09/15/2041	423,715
7,341,418	Federal Home Loan Mortgage Corporation, Series 3997-LZ	3.50%	‡	02/15/2042	7,264,255
6,087,677	Federal Home Loan Mortgage Corporation, Series 4064-SA	5.67%	#I/FI/O	06/15/2042	1,269,674
4,128,504	Federal Home Loan Mortgage Corporation, Series 4155-GS	5.17%	#I/F	01/15/2033	3,835,840
16,173,136	Federal Home Loan Mortgage Corporation, Series 4217-CS	4.88%	#I/F	06/15/2043	14,094,248
4,868,409	Federal Home Loan Mortgage Corporation, Series 4225-BS	11.22%	#I/F	12/15/2040	5,236,396
8,502,417	Federal Home Loan Mortgage Corporation, Series 4291-MS	5.57%	#I/FI/O	01/15/2054	1,451,567
16,928,209	Federal Home Loan Mortgage Corporation, Series 4302-GS	5.82%	#I/FI/O	02/15/2044	3,189,359
1,701,162	Federal Home Loan Mortgage Corporation, Series 4370-CS	8.04%	#I/F	09/15/2041	1,684,375
940,538	Federal National Mortgage Association, Series 2005-104-SI	6.28%	#I/FI/O	12/25/2033	40,408
527,651	Federal National Mortgage Association, Series 2005-72-WS	6.33%	#I/FI/O	08/25/2035	83,231
5,214,125	Federal National Mortgage Association, Series 2005-90-SP	6.33%	#I/FI/O	09/25/2035	800,723
2,579,835	Federal National Mortgage Association, Series 2006-117-SQ	6.13%	#I/FI/O	12/25/2036	363,325
1,538,018	Federal National Mortgage Association, Series 2006-119-HS	6.23%	#I/FI/O	12/25/2036	231,057
11,890,750	Federal National Mortgage Association, Series 2006-123-CI	6.32%	#I/FI/O	01/25/2037	2,376,806
4,911,732	Federal National Mortgage Association, Series 2006-60-YI	6.15%	#I/FI/O	07/25/2036	1,072,653
5,688,267	Federal National Mortgage Association, Series 2007-15-BI	6.28%	#I/FI/O	03/25/2037	1,040,147
2,571,669	Federal National Mortgage Association, Series 2007-20-S	6.32%	#I/FI/O	03/25/2037	395,619
1,362,951	Federal National Mortgage Association, Series 2007-21-SD	6.06%	#I/FI/O	03/25/2037	218,184
2,339,812	Federal National Mortgage Association, Series 2007-30-IE	6.32%	#I/FI/O	04/25/2037	514,638
6,517,329	Federal National Mortgage Association, Series 2007-32-SA	5.68%	#I/FI/O	04/25/2037	943,819
3,047,356	Federal National Mortgage Association, Series 2007-40-SA	5.68%	#I/FI/O	05/25/2037	456,149
1,521,937	Federal National Mortgage Association, Series 2007-48-SE	5.68%	#I/FI/O	05/25/2037	189,983
1,992,445	Federal National Mortgage Association, Series 2007-64-LI	6.14%	#I/FI/O	07/25/2037	314,127
1,414,874	Federal National Mortgage Association, Series 2007-68-SA	6.23%	#I/FI/O	07/25/2037	208,265
13,901,108	Federal National Mortgage Association, Series 2007-75-PI	6.12%	#I/FI/O	08/25/2037	2,679,471
8,486,591	Federal National Mortgage Association, Series 2008-33-SA	5.58%	#I/FI/O	04/25/2038	1,464,078
6,482,429	Federal National Mortgage Association, Series 2008-42-SC	5.48%	#I/FI/O	05/25/2038	1,068,597
1,486,657	Federal National Mortgage Association, Series 2008-5-GS	5.83%	#I/FI/O	02/25/2038	227,084
4,799,850	Federal National Mortgage Association, Series 2008-62-SD	5.63%	#I/FI/O	07/25/2038	803,228
3,618,891	Federal National Mortgage Association, Series 2008-68-SB	5.68%	#I/FI/O	08/25/2038	608,590
1,432,273	Federal National Mortgage Association, Series 2009-111-SE	5.83%	#I/FI/O	01/25/2040	191,659
2,586,967	Federal National Mortgage Association, Series 2009-12-CI	6.18%	#I/FI/O	03/25/2036	493,661
1,667,834	Federal National Mortgage Association, Series 2009-26-SM	5.93%	#I/FI/O	08/25/2038	118,646
1,578,379	Federal National Mortgage Association, Series 2009-47-SA	5.68%	#I/FI/O	07/25/2039	191,967
1,073,590	Federal National Mortgage Association, Series 2009-48-WS	5.53%	#I/FI/O	07/25/2039	119,789
683,857	Federal National Mortgage Association, Series 2009-67-SA	4.73%	#I/FI/O	07/25/2037	64,742
1,893,471	Federal National Mortgage Association, Series 2009-87-SA	5.58%	#I/FI/O	11/25/2049	248,140
2,834,229	Federal National Mortgage Association, Series 2009-91-SD	5.73%	#I/FI/O	11/25/2039	314,574
332,945	Federal National Mortgage Association, Series 2010-109-BS	52.32%	#I/F‡	10/25/2040	1,214,790
1,047,822	Federal National Mortgage Association, Series 2010-115-SD	6.18%	#I/FI/O	11/25/2039	139,864
2,127,280	Federal National Mortgage Association, Series 2010-11-SC	4.38%	#I/FI/O	02/25/2040	258,234
5,748,774	Federal National Mortgage Association, Series 2010-134-SE	6.23%	#I/FI/O	12/25/2025	811,430
13,824,146	Federal National Mortgage Association, Series 2010-142-SC	6.18%	#I/FI/O	12/25/2040	2,954,066
5,939,911	Federal National Mortgage Association, Series 2010-150-MS	6.11%	#I/FI/O	01/25/2041	1,035,211
2,866,094	Federal National Mortgage Association, Series 2010-15-SL	4.53%	#I/FI/O	03/25/2040	315,052
1,303,915	Federal National Mortgage Association, Series 2010-19-SA	4.98%	#I/FI/O	03/25/2050	153,044
2,608,036	Federal National Mortgage Association, Series 2010-31-SB	4.58%	#I/FI/O	04/25/2040	295,877
3,896,254	Federal National Mortgage Association, Series 2010-39-SL	5.25%	#I/FI/O	05/25/2040	502,928
1,679,094	Federal National Mortgage Association, Series 2010-40-EI	4.50%	I/O	05/25/2024	48,014
1,726,651	Federal National Mortgage Association, Series 2010-8-US	4.38%	#I/FI/O	02/25/2040	146,743
2,099,810	Federal National Mortgage Association, Series 2010-9-GS	4.33%	#I/FI/O	02/25/2040	223,571
3,774,380	Federal National Mortgage Association, Series 2011-114-S	5.58%	#I/FI/O	09/25/2039	581,914
3,077,060	Federal National Mortgage Association, Series 2011-146-US	6.41%	#I/F	01/25/2042	2,981,981
157,371	Federal National Mortgage Association, Series 2011-40-SA	8.95%	#I/F	09/25/2040	184,236
3,099,810	Federal National Mortgage Association, Series 2011-55-BZ	3.50%		06/25/2041	3,169,890
2,922,435	Federal National Mortgage Association, Series 2011-58-SA	6.13%	#I/FI/O	07/25/2041	560,308
2,514,591	Federal National Mortgage Association, Series 2011-5-PS	5.98%	#I/FI/O	11/25/2040	293,955
4,661,665	Federal National Mortgage Association, Series 2012-22-AZ	4.00%	‡	03/25/2042	4,879,756
2,818,552	Federal National Mortgage Association, Series 2012-29-SG	5.58%	#I/FI/O	04/25/2042	372,183
1,586,000	Federal National Mortgage Association, Series 2012-82-SC	7.10%	#I/F	08/25/2042	1,629,920
348,418	Federal National Mortgage Association, Series 2013-115-NS	10.88%	#I/F	11/25/2043	375,779
8,099,272	Federal National Mortgage Association, Series 2013-17-MS	5.11%	#I/F‡	03/25/2043	7,188,907
4,134,825	Federal National Mortgage Association, Series 2013-18-BS	4.89%	#I/F‡	03/25/2043	3,914,375
2,810,322	Federal National Mortgage Association, Series 2013-41-SC	5.37%	#I/F	05/25/2043	2,505,056
4,703,698	Federal National Mortgage Association, Series 2013-51-SH	5.37%	#I/F	05/25/2033	4,496,720
12,444,525	Federal National Mortgage Association, Series 2013-55-KS	5.37%	#I/F‡	06/25/2043	11,250,161
3,624,193	Federal National Mortgage Association, Series 2013-61-ZN	3.00%	‡	06/25/2033	3,573,676
12,245,244	Federal National Mortgage Association, Series 2013-83-US	4.58%	#I/F	08/25/2043	11,761,939
793,094	Federal National Mortgage Association, Series 374-19	6.50%	I/O	09/25/2036	185,506
1,921,423	Government National Mortgage Association, Series 2009-104-SD	6.01%	#I/FI/O	11/16/2039	295,571
755,071	Government National Mortgage Association, Series 2010-98-IA	5.85%	#I/O	03/20/2039	85,146
3,284,965	Government National Mortgage Association, Series 2011-56-BS	5.76%	#I/FI/O	11/16/2036	197,532
5,050,900	Government National Mortgage Association, Series 2011-56-KS	5.76%	#I/FI/O	08/16/2036	385,595
2,623,810	Government National Mortgage Association, Series 2011-69-SB	4.95%	#I/FI/O	05/20/2041	333,693
10,000,000	Government National Mortgage Association, Series 2011-70-WS	8.90%	#I/F‡	12/20/2040	11,112,763
4,095,510	Government National Mortgage Association, Series 2011-71-SG	5.00%	#I/FI/O	05/20/2041	608,304
4,641,218	Government National Mortgage Association, Series 2011-72-AS	4.98%	#I/FI/O	05/20/2041	629,602
5,375,041	Government National Mortgage Association, Series 2011-89-SA	5.05%	#I/FI/O	06/20/2041	761,824
2,339,475	Government National Mortgage Association, Series 2012-34-LI	6.00%	#I/FI/O	12/16/2039	538,072
8,579,316	Government National Mortgage Association, Series 2013-119-TZ	3.00%	‡	08/20/2043	7,971,746

9,915,397	Government National Mortgage Association, Series 2013-188-MS	5.21%	#I/FI/O	12/16/2043	1,508,126
58,981,198	Government National Mortgage Association, Series 2013-39-HS	4.35%	#I/FI/O‡	03/20/2041	8,620,875
15,025,252	Government National Mortgage Association, Series 2014-39-SK	5.80%	#I/FI/O	03/20/2044	2,614,394
17,832,247	Government National Mortgage Association, Series 2014-59-DS	5.91%	#I/FI/O	04/16/2044	3,147,067
11,165,991	Government National Mortgage Association, Series 2014-63-SD	5.15%	#I/FI/O	04/20/2044	2,168,324
15,417,860	Government National Mortgage Association, Series 2014-69-ST	5.76%	#I/FI/O	12/16/2039	2,214,211

Total US Government / Agency Mortgage Backed Obligations (Cost $182,749,751)					192,334,942

Short Term Investments - 1.7%
1,913,667	BlackRock Liquidity Funds FedFund - Institutional Shares	0.16%	¿		1,913,667
1,913,668	Fidelity Institutional Money Market Government Portfolio - Class I	0.12%	¿		1,913,668
1,913,668	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.16%	¿		1,913,668

Total Short Term Investments (Cost $5,741,003)					5,741,003

Total Investments - 114.4% (Cost $374,295,547)					385,251,806
Liabilities in Excess of Other Assets - (14.4)%					(48,430,925)

NET ASSETS - 100.0%					$336,820,881

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2015, the value of these securities amounted to $65,791,981 or 19.5% of net assets.

#	Variable rate security. Rate disclosed as of December 31, 2015.

¥	Illiquid security. At December 31, 2015, the value of these securities amounted to $4,153,377 or 1.2% of net assets.

@	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of December 31, 2015.

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

‡	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.

¿	Seven-day yield as of December 31, 2015

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Tax Cost of Investments	$374,573,503

Gross Tax Unrealized Appreciation	26,667,277
Gross Tax Unrealized Depreciation	(15,988,974)

Net Tax Unrealized Appreciation (Depreciation)	$10,678,303

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government / Agency Mortgage Backed Obligations	57.1%
Non-Agency Residential Collateralized Mortgage Obligations	44.9%
Non-Agency Commercial Mortgage Backed Obligations	6.4%
Collateralized Loan Obligations	3.2%
Short Term Investments	1.7%
Asset Backed Obligations	1.1%
Other Assets and Liabilities	(14.4)%

100.0%

Reverse Repurchase Agreements

Counterparty	Rate	Trade Date	Maturity Date	Principal	Principal & Interest
RBC Capital Markets LLC	1.23%	12/16/2015	01/19/2016	$12,739,000	$12,745,964
Bank of America Merrill Lynch	1.05%	12/21/2015	01/21/2016	11,408,000	11,411,660
JP Morgan Securities LLC	1.22%	11/30/2015	01/29/2016	9,000,000	9,009,744
JP Morgan Securities LLC	0.72%	10/14/2015	01/12/2016	6,970,000	6,981,020
JP Morgan Securities LLC	1.15%	12/21/2015	01/20/2016	6,111,000	6,113,151
Bank of America Merrill Lynch	1.15%	12/21/2015	01/21/2016	3,827,000	3,828,345

				$50,055,000	$50,089,884

The weighted average daily balance of reverse repurchase agreements during the reporting period ended December 31, 2015 was $45,859,533, at a weighted average interest rate of 0.91%. Total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at December 31, 2015 was $63,089,708.

Summary of Fair Value Disclosure

December 31, 2015 (Unaudited)

Security Valuation. The Fund has adopted accounting principles generally accepted in the United States of America (“US GAAP”) fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values would be categorized as Level 3.

Fixed-income class	Examples of Standard Inputs
All

Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. As of December 31, 2015, the Fund did not hold any investments in private investment funds.

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value at December 31, 2015.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee and the Pricing Group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 20151:

Category

Investments in Securities
Level 1
Money Market Funds	$5,741,003

Total Level 1	5,741,003
Level 2
US Government / Agency Mortgage Backed Obligations	192,334,942
Non-Agency Residential Collateralized Mortgage Obligations	131,000,949
Non-Agency Commercial Mortgage Backed Obligations	17,319,209
Collateralized Loan Obligations	10,676,535
Asset Backed Obligations	1,901,200

Total Level 2	353,232,835
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	20,340,967
Non-Agency Commercial Mortgage Backed Obligations	4,262,499
Asset Backed Obligations	1,674,502

Total Level 3	26,277,968

Total	$385,251,806

Certain of the Fund’s assets/liabilities are held at face value, which approximates fair value for financial statement purposes. The following is a summary of such assets/liabilities as of December 31, 2015.

Other Financial Instruments
Level 1	$-

Level 2
Reverse Repurchase Agreements	50,055,000

Total Level 2	50,055,000
Level 3	-

Total	$50,055,000

See the Schedule of Investments for further disaggregation of investment categories.

1 There were no transfers into and out of Levels 1, 2 or 3 during the period ended December 31, 2015.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 9/30/2015	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 12/31/2015	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2015[3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$20,648,233	$44,789	$(172,947)	$81,777	$-	$(260,885)	$-	$-	$20,340,967	$(172,947)
Non-Agency Commercial Mortgage Backed Obligations	4,313,746	-	(84,302)	33,055	-	-	-	-	4,262,499	(84,302)
Asset Backed Obligations	1,980,126	-	(321,418)	15,794	-	-	-	-	1,674,502	(321,418)

Total	$26,942,105	$44,789	$(578,667)	$130,626	$-	$(260,885)	$-	$-	$26,277,968	$(578,667)

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at December 31, 2015 may be due to a security that was not held or categorized as Level 3 at either period end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2015 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$20,340,967	Market Comparables	Market Quotes	$60.61 - $99.80	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	4,262,499	Market Comparables	Yields	10.83% - 18.28%	Increase in yields would result in the decrease in the fair value of the security
Asset Backed Obligations	1,674,502	Market Comparables	Market Quotes	$40.38	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Opportunistic Credit Fund

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date                       February 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date                       February 24, 2016

By (Signature and Title)            /s/ Susan Nichols

Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date                       February 24, 2016